The Company and basis of presentation (Details) € in Thousands, $ in Billions		3 Months Ended		12 Months Ended
	Mar. 21, 2022 person	Mar. 31, 2022 EUR (€)	Mar. 31, 2021	Dec. 31, 2025 EUR (€) person	Dec. 31, 2025 USD ($) person
The Company and basis of presentation
Effective tax rate (as a percent)		24.00%	23.60%
Company that combines Fresenius Health Partners Inc., InterWell Health LLC and Cricket Health Inc. | Forecast
The Company and basis of presentation
Number of people with kidney decease managed | person				270,000	270,000
Medical costs managed				€ 10,000,000	$ 11
InterWell Health LLC
The Company and basis of presentation
Number of nephrologists | person	1,600
Argentina
The Company and basis of presentation
Index at March 31, 2022		676.1
Calendar year increase		16.00%
Loss on net monetary position in EUR | €		€ 11,380
Lebanon
The Company and basis of presentation
Index at March 31, 2022		1,019.8
Calendar year increase		11.00%
Loss on net monetary position in EUR | €		€ 475
Russia and Ukraine | Maximum
The Company and basis of presentation
Percentage of entity's assets		1.00%